Portfolio of Investments
Columbia Solutions Conservative Portfolio, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 16.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.1%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	172,000	206,368
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	57,000	64,921
Total				271,289
Belgium 1.4%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	57,000	70,291
03/28/2035	5.000%	EUR	61,000	111,395
Total				181,686
Canada 0.6%
Canadian Government Bond
06/01/2030	1.250%	CAD	105,000	82,353
China 0.4%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,963
05/21/2030	2.680%	CNY	200,000	30,905
Total				46,868
France 1.7%
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	68,000	76,680
11/25/2031	0.000%	EUR	39,000	43,541
French Republic Government Bond OAT(c)
05/25/2036	1.250%	EUR	50,000	63,107
05/25/2045	3.250%	EUR	20,000	35,134
Total				218,462
Italy 1.8%
Italy Buoni Poliennali Del Tesoro(c)
05/01/2031	6.000%	EUR	65,000	106,919
02/01/2037	4.000%	EUR	50,000	75,879
09/01/2046	3.250%	EUR	34,000	49,040
Total				231,838
Japan 3.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	26,000,000	227,033
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	2,850,000	24,610
06/20/2041	0.400%	JPY	14,000,000	120,188
09/20/2041	0.500%	JPY	3,000,000	26,197
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,000,000	17,040
06/20/2051	0.700%	JPY	8,000,000	69,847
09/20/2051	0.700%	JPY	2,500,000	21,794
Total				506,709
Netherlands 1.9%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	110,000	130,670
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	95,000	108,508
Total				239,178
Spain 2.4%
Spain Government Bond(c),(d)
01/31/2028	0.000%	EUR	74,000	83,660
Spain Government Bond(c)
04/30/2030	0.500%	EUR	54,000	62,314
07/30/2035	1.850%	EUR	27,000	34,677
07/30/2041	4.700%	EUR	25,000	46,704
Spain Government Bond
07/30/2032	5.750%	EUR	48,000	83,969
Total				311,324
United Kingdom 0.7%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	67,000	95,714
Total Foreign Government Obligations (Cost $2,231,054)				2,185,421

U.S. Treasury Obligations 38.4%

U.S. Treasury
07/31/2026	0.625%		190,000	184,820
09/30/2026	0.875%		955,000	938,437
10/31/2026	1.125%		375,000	372,686
11/30/2026	1.250%		230,000	229,982
03/31/2028	1.250%		142,000	140,791
06/30/2028	1.250%		142,000	140,591
09/30/2028	1.250%		700,000	692,016
10/31/2028	1.375%		250,000	249,062
11/30/2028	1.500%		650,000	652,742
05/15/2029	2.375%		122,000	130,082
08/15/2029	1.625%		122,000	123,792
08/15/2030	0.625%		111,000	103,542
02/15/2031	1.125%		103,000	99,974
08/15/2031	1.250%		515,000	503,654
11/15/2031	1.375%		400,000	395,000
Total U.S. Treasury Obligations (Cost $4,995,549)				4,957,171
Columbia Solutions Conservative Portfolio | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2021 (Unaudited)
Money Market Funds 53.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.085%(e),(f)	6,970,437	6,969,043
Total Money Market Funds (Cost $6,969,638)		6,969,043
Total Investments in Securities (Cost: $14,196,241)		14,111,635
Other Assets & Liabilities, Net		(1,189,598)
Net Assets		12,922,037
At December 31, 2021, securities and/or cash totaling $329,769 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
73,000 CHF	79,079 USD	Citi	01/12/2022	—	(1,052)
266,000 CNY	41,472 USD	Citi	01/12/2022	—	(263)
1,540,000 EUR	1,744,065 USD	Citi	01/12/2022	—	(9,516)
101,000 HKD	12,970 USD	Citi	01/12/2022	17	—
70,000 HKD	8,976 USD	Citi	01/12/2022	—	(1)
18,978,000 IDR	1,330 USD	Citi	01/12/2022	—	(3)
4,619,000 MXN	221,084 USD	Citi	01/12/2022	—	(4,190)
917,000 PLN	223,361 USD	Citi	01/12/2022	—	(4,105)
262,000 SEK	29,381 USD	Citi	01/12/2022	385	—
55,959 USD	51,000 CHF	Citi	01/12/2022	23	—
187,836 USD	165,000 EUR	Citi	01/12/2022	48	—
15,778 USD	123,000 HKD	Citi	01/12/2022	—	(4)
213,702 USD	4,619,000 MXN	Citi	01/12/2022	11,572	—
222,898 USD	917,000 PLN	Citi	01/12/2022	4,567	—
20,499 USD	185,000 SEK	Citi	01/12/2022	—	(24)
64,749,000 IDR	4,539 USD	Goldman Sachs International	01/12/2022	—	(6)
67,000 NOK	7,677 USD	Goldman Sachs International	01/12/2022	70	—
76,839,034 JPY	672,525 USD	HSBC	01/12/2022	4,491	—
2,432,000 JPY	21,123 USD	HSBC	01/12/2022	—	(21)
7,000 SGD	5,159 USD	HSBC	01/12/2022	—	(35)
127,783 USD	14,703,000 JPY	HSBC	01/12/2022	44	—
40,000 ZAR	2,560 USD	HSBC	01/12/2022	53	—
53,000 CNY	8,268 USD	Standard Chartered	01/12/2022	—	(48)
44,000 AUD	32,208 USD	UBS	01/12/2022	195	—
31,000 AUD	22,112 USD	UBS	01/12/2022	—	(443)
108,000 CAD	84,571 USD	UBS	01/12/2022	—	(807)
134,000 DKK	20,480 USD	UBS	01/12/2022	—	(38)
164,000 GBP	219,842 USD	UBS	01/12/2022	—	(2,135)
38,556 USD	53,000 AUD	UBS	01/12/2022	6	—
14,234 USD	93,000 DKK	UBS	01/12/2022	6	—
81,197 USD	60,000 GBP	UBS	01/12/2022	14	—
Total				21,491	(22,691)

2	Columbia Solutions Conservative Portfolio | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2021 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	03/2022	JPY	15,161,000	—	(580)
Euro-Bobl	1	03/2022	EUR	133,240	—	(1,079)
Euro-BTP	1	03/2022	EUR	147,010	—	(2,228)
Euro-Bund	1	03/2022	EUR	171,370	—	(2,288)
Euro-OAT	1	03/2022	EUR	163,150	—	(2,262)
Long Gilt	2	03/2022	GBP	249,800	—	(134)
MSCI EAFE Index	2	03/2022	USD	232,180	7,088	—
MSCI Emerging Markets Index	3	03/2022	USD	183,945	1,603	—
S&P 500 Index E-mini	2	03/2022	USD	475,850	9,945	—
S&P/TSX 60 Index	1	03/2022	CAD	256,180	4,908	—
U.S. Treasury 10-Year Note	5	03/2022	USD	652,344	1,980	—
U.S. Treasury 5-Year Note	13	03/2022	USD	1,572,695	—	(839)
Total					25,524	(9,410)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	03/2022	EUR	(112,910)	544	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.978%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2031	SEK	700,000	(237)	—	—	—	(237)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	2.931	USD	1,328,000	2,675	—	—	2,675	—
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.494	USD	436,000	1,889	—	—	1,889	—
Total								4,564	—	—	4,564	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.050%)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2021, the total value of these securities amounted to $1,465,522, which represents 11.34% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Columbia Solutions Conservative Portfolio | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.085%
	7,364,420	12,755,227	(13,149,903)	(701)	6,969,043	11	—	6,970,437
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Conservative Portfolio | Third Quarter Report 2021

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